Cover	Oct. 15, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 15, 2026
Entity File Number	333-128780
Entity Registrant Name	NCL CORPORATION LTD.
Entity Central Index Key	0001318742
Entity Tax Identification Number	20-0470163
Entity Incorporation, State or Country Code	D0
Entity Address, Address Line One	7665 Corporate Center Drive
Entity Address, City or Town	Miami
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33126
City Area Code	305
Local Phone Number	436-4000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false